INVESTMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Apr. 30, 2014 CNY (¥)	Jan. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Aug. 31, 2015 CNY (¥)	Apr. 30, 2015 CNY (¥)	Dec. 31, 2014 USD ($)
Private company [Member] | Xibianyuan [Member]
Investments [Line Items]
Percentage of equity method investments										19.00%
Amount of original cost of equity method investments										¥ 5,500
Limited partnership [Member] | Guangda Sports Culture [Member]
Investments [Line Items]
Percentage of equity method investments										9.90%
Amount of original cost of equity method investments										¥ 20,000
Amount of equity method investment								¥ 20,000
Huanlelingdang [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments							20.00%
Amount of original cost of cost method investments							¥ 5,000
Hewei [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments						19.00%
Amount of original cost of cost method investments						¥ 114
Hzone Holiding Company [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments				10.00%
Amount of original cost of cost method investments | $				$ 2,000
Big Stomach Limited [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments				2.00%
Amount of original cost of cost method investments | $				$ 500
Topgame Global Limited [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments		1.29%
Amount of original cost of cost method investments | $		$ 1,373
Caicaihudong (Beijing) Technology Co., Ltd [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments		1.29%
Amount of original cost of cost method investments									¥ 13
Youwang Technology (Shanghai) Co., Ltd. [Member] | Private company [Member]
Investments [Line Items]
Amount of original cost of cost method investments									¥ 477
Danhua [Member] | Limited partnership [Member]
Investments [Line Items]
Percentage of cost method investments					1.10%
Amount of original cost of cost method investments | $					$ 1,000
Amount of cost method investment | $	$ 750										$ 250
Amount of unfunded investment commitment | $	$ 250
Heimatuoxin [Member] | Limited partnership [Member]
Investments [Line Items]
Percentage of cost method investments			3.49%
Amount of original cost of cost method investments			¥ 3,000
Amount of cost method investment			¥ 3,000
Sumpay.cn [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments	15.00%
Hangzhou Laiqi [Member] | Private company [Member]
Investments [Line Items]
Amount of original cost of cost method investments								¥ 600